Related Party Transactions - Details of Compensation to Key Management Officers (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Short-term benefits	₩ 199,608	₩ 174,629	₩ 111,900
Long-term benefits	9,641	9,182	18,115
Retirement benefits	38,934	22,106	22,239
Compensation to key management	₩ 248,183	₩ 205,917	₩ 152,254